TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of trade payables and other current liabilities

	12/31/2024	12/31/2023
Trade payables	24,552	31,812
Customer online wallets	8,697	7,582
Other current liabilities	7,211	6,856
Accruals	773	750
Total	41,233	47,000
Of which: with related parties (Note 15)	3,958	9,670

	12/31/2022	12/31/2021
Trade payables	23,791	19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals	-	826
Total	38,510	28,624
Of which: with related parties (Note 14)	6,497	3,729

Disclosure of other current liabilities

	12/31/2024	12/31/2023
Accrued salaries	1,744	1,372
Current tax liabilities	5,459	5,478
Others	8	6
Total	7,211	6,856

	12/31/2022	12/31/2021
Accrued salaries	1,874	640
Current tax liabilities	5,756	2,501
Others	55	70
Total	7,685	3,211